Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue				$ 75
Cost of sales				45
Gross profit				30
Operating expenses:
Selling, general and administrative	2,301	2,145	10,849	9,722
Research and development	116	382	784	1,394
Stock compensation to related party (see Note 8)			4,879
Total operating expenses	2,417	2,527	16,512	11,116
Operating loss from continuing operations	(2,417)	(2,527)	(16,512)	(11,086)
Other income (expense), net	69	66	88	34
Loss from continuing operations	(2,348)	(2,461)	(16,424)	(11,052)
Discontinued operations:
Income (loss) from discontinued operations		247	498	(3,264)
Impairment of goodwill			(555)	(1,600)
Total income (loss) from discontinued operations		247	(57)	(4,864)
Net loss	(2,348)	(2,214)	(16,481)	(15,916)
Preferred stock dividends	(26)	(96)	(221)	(152)
Beneficial conversion dividend on preferred stock	(2,006)
Net loss attributable to common stockholders	$ (4,380)	$ (2,310)	$ (16,702)	$ (16,068)
Loss from continuing operations per common share attributable to common stockholders (in Dollars per share)	$ (0.06)	$ (0.09)	$ (0.43)	$ (0.47)
Income (loss) from discontinued operations per common share (in Dollars per share)		$ 0.01		$ (0.20)
Loss per common share attributable to common stockholders – basic and diluted (in Dollars per share)	$ (0.06)	$ (0.08)	$ (0.43)	$ (0.67)
Weighted average shares outstanding – basic and diluted (in Shares)	79,519	29,990	38,490	24,053